Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The Compensation Committee approves and administers our executive compensation program, which it designs to attract, incentivize, reward, and retain our executive officers. Our program aligns our executive officer’s pay with our stockholder interests and links pay to performance through a combination of short-term and long-term incentive compensation programs. This high utilization of incentive compensation results in higher total realized pay when our executive officers exceed the Compensation Committee-approved performance targets. Conversely, failure to achieve the approved targets results in lower realized pay, including the possibility that some awards pay zero at the end of their performance period.
As required by Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between the compensation actually paid (as calculated under applicable SEC rules) to our CEO and other Named Executive Officers and certain aspects of our financial performance. For further information concerning our pay for performance philosophy and how the Company aligns executive compensation with performance, please refer to the “
Compensation Discussion and Analysis
.”
2023
Pay-Versus-Performance
Table

							Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO 1 (1) (b)	Compensation Actually Paid to PEO 1 (2) (c)	Summary Compensation Table Total for PEO 2 (1) (d)	Compensation Actually Paid to PEO 2 (2) (e)	Summary Compensation Table Total for Non-PEO Named Executive Officer (1) (f)	Compensation Actually Paid to Non-PEO Named Executive Officer (2) (g)	Total Shareholder Return (3)	Peer Group Total Shareholder Return (4)	Net Income (5)	Adjusted EBITDA (6)
2023	$6,443,582	$7,195,056	$1,213,481	$1,496,725	$1,126,919	$1,420,347	$116	$116	($17,679,000)	$6,494,000
2022	$3,868,401	($919,661)	N/A	N/A	$1,492,460	($241,146)	$76	$99	($59,546,000)	($29,889,000)
2021	$3,913,187	$4,808,588	N/A	N/A	$1,543,590	$1,714,588	$236	$143	$17,721,000	$36,585,000
2020	$2,275,770	$7,318,108	N/A	N/A	$1,113,160	$2,996,248	$228	$118	$38,746,000	$61,448,000

(1)
The dollar amounts reported in column (b) and column (d) represent the amount of total compensation reported for the following Named Executive Officers for each corresponding covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable fiscal year. Please refer to “
Executive Compensation—2023 Summary Compensation Table
.”

•	In column (b), PEO 1: Juergen Stark , our former CEO from September 2012 through June 30, 2023

•
In column (d), PEO 2:
Cris Keirn
, our SVP, Global Sales from March 2016 to March 2024 and Interim CEO from July 2023 to December 31, 2023; Mr. Keirn was not a Named Executive Officer from January 2020 through June 30, 2023

•	In column (f), Other Non-PEO Named Executive Officer (“Other NEO”) for fiscal 2020—2023: John Hanson, our CFO since September 2013

(2)
The dollar amounts reported in columns (c), (e) and (g) represent the amount of “compensation actually paid” to our PEO 1 (Mr. Stark), PEO 2 (Mr. Keirn) for 2023 only and our Other NEO (Mr. Hanson) as computed in accordance with Item 402(v) of Regulation
S-K
for each covered fiscal year, except Mr. Stark’s 2023 compensation actually paid reflects amounts paid under the Stark Separation Agreement – please refer to “
Executive Compensation—2023 Summary Compensation Table
” for more details. The dollar amounts do not reflect the actual amount of compensation earned or received by Messrs. Stark, Keirn or Hanson during the applicable fiscal year. Figures for compensation actually paid to our PEO 1 and Other NEO from 2020—2022 are different from the executive compensation disclosure reflected in our 2023 definitive proxy statement filed with the SEC on May 26, 2023 due to inadvertent miscalculations that excluded select equity awards that were outstanding at year end. In accordance with the of Item 402(v) of Regulation
S-K,
the following adjustments were made to total compensation for each fiscal year to determine the “compensation actually paid” for PEO 1 and the Other NEO:

Year	Executive	Reported Summary Compensation Table Total	Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table (a)	Equity Award Adjustments (b)	Compensation Actually Paid

2023	PEO 1 PEO 2 Other NEO	$6,443,582 $1,213,481 $1,126,919	$1,703,400 $ 460,658 $ 450,900	$3,004,565 $ 868,182 $ 878,168	$7,195,056 $1,496,725 $1,420,347

2022	PEO 1 Other NEO	$3,868,401 $1,492,460	$2,976,312 $ 972,884	($1,811,750) ($ 760,722)	($ 919,661) ($ 241,146)

2021	PEO 1 Other NEO	$3,913,187 $1,543,590	$2,743,000 $ 932,620	$3,638,401 $1,103,618	$4,808,588 $1,714,588

2020	PEO 1 Other NEO	$2,275,770 $1,113,160	$ 342,125 $ 333,025	$5,738,663 $2,216,113	$7,318,108 $2,996,248

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year.

(b)
The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) to the applicable reported Summary Compensation Table Total of the following: (i) the year-end
fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year. The 2020 through 2022 year-over-year values have been adjusted from last year’s disclosure to correct an inadvertent error. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Executive	Year End Fair Value of Equity Awards Granted in Covered Fiscal Year	Year over Year Change in Fair Value of Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year	Fair Value at End of Prior Fiscal Year of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year	Total Equity Award Adjustments

2023	PEO 1 PEO 2 Other NEO	$ 0 $ 502,506 $ 492,750	$ 0 $ 182,606 $ 196,151	$1,866,600 $ 0 $ 0	$ 863,120 $ 120,929 $ 122,347	$ 274,845 $ 62,140 $ 66,920	$3,004,565 $ 868,182 $ 878,168

2022	PEO 1 Other NEO	$1,000,726 $ 329,677	($2,337,449) ($ 900,655)	$ 0 $ 0	($ 475,028) ($ 189,744)	$ 0 $ 0	($1,811,750) ($ 760,722)

2021	PEO 1 Other NEO	$2,226,000 $ 667,800	$ 99,477 $ 43,683	$ 0 $ 0	$1,312,923 $ 392,135	$ 0 $ 0	$3,638,401 $1,103,618

2020	PEO 1 Other NEO	$3,200,793 $1,530,814	$2,180,289 $ 627,722	$ 0 $ 0	$ 357,581 $ 57,577	$ 0 $ 0	$5,738,663 $2,216,113
Equity Award Valuations:
Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. The valuation assumptions used to calculate the fair values of the stock options held by the PEO and the Other NEO that vested during or were outstanding and unvested as of the end of each covered fiscal year differed from those valuation assumptions disclosed at the time of grant in the following respects: the expected term assumptions varied from 3.59 years to 4.81 years, risk-free interest rate assumptions varied from 0.35% to 4.09% and the stock price volatility as
s
umptions varied from 61.13% to 64.63%, depending on the specific stock option the fair value which was being recalculated. Time-based RSU award grant date fair values are calculated using the stock price as of date of grant. The valuation assumptions used to calculate the fair values of the time-based RSU awards held
b
y the
PEO and the Other NEO that vested during or were outstanding as of the end of each covered fiscal year have been adjusted using the stock price as of year-end
and as of each vesting date. PSU award grant date fair values are calculated using the stock price as of date of grant assuming target performance. The valuation assumptions used to calculate the fair values of the PSU awards held by the PEO and the Other NEO that were earned and vested during or were outstanding as of the end of each covered fiscal year have been adjusted using the stock price as of the year-end
and as of the end of each performance period.

(3)
Cumulative total stockholder return (“
TSR
”) is calculated by dividing the sum of the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and the difference between our share price at the end of the applicable measurement period and the beginning of the measurement period (December 31, 2019) by our share price at the beginning of the measurement period.

(4)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 500 Consumer Durables and Apparel Index, a published industry index.

(5)	The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for each covered fiscal year.

(6)
Refers to adjusted EBITDA, a
non-GAAP
financial measure, which is defined in our Annual Report on Form
10-K
as net income (loss) before interest, taxes, depreciation and amortization, stock-based compensation
(non-cash)
and certain
non-recurring
special items that we believe are not representative of core operations.

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote	Other Non-PEO Named Executive Officer (“Other NEO”) for fiscal 2020—2023: John Hanson, our CFO since September 2013
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 500 Consumer Durables and Apparel Index, a published industry index.
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in columns (c), (e) and (g) represent the amount of “compensation actually paid” to our PEO 1 (Mr. Stark), PEO 2 (Mr. Keirn) for 2023 only and our Other NEO (Mr. Hanson) as computed in accordance with Item 402(v) of Regulation
S-K
for each covered fiscal year, except Mr. Stark’s 2023 compensation actually paid reflects amounts paid under the Stark Separation Agreement – please refer to “
Executive Compensation—2023 Summary Compensation Table
” for more details. The dollar amounts do not reflect the actual amount of compensation earned or received by Messrs. Stark, Keirn or Hanson during the applicable fiscal year. Figures for compensation actually paid to our PEO 1 and Other NEO from 2020—2022 are different from the executive compensation disclosure reflected in our 2023 definitive proxy statement filed with the SEC on May 26, 2023 due to inadvertent miscalculations that excluded select equity awards that were outstanding at year end. In accordance with the of Item 402(v) of Regulation
S-K,
the following adjustments were made to total compensation for each fiscal year to determine the “compensation actually paid” for PEO 1 and the Other NEO:

Year	Executive	Reported Summary Compensation Table Total	Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table (a)	Equity Award Adjustments (b)	Compensation Actually Paid

2023	PEO 1 PEO 2 Other NEO	$6,443,582 $1,213,481 $1,126,919	$1,703,400 $ 460,658 $ 450,900	$3,004,565 $ 868,182 $ 878,168	$7,195,056 $1,496,725 $1,420,347

2022	PEO 1 Other NEO	$3,868,401 $1,492,460	$2,976,312 $ 972,884	($1,811,750) ($ 760,722)	($ 919,661) ($ 241,146)

2021	PEO 1 Other NEO	$3,913,187 $1,543,590	$2,743,000 $ 932,620	$3,638,401 $1,103,618	$4,808,588 $1,714,588

2020	PEO 1 Other NEO	$2,275,770 $1,113,160	$ 342,125 $ 333,025	$5,738,663 $2,216,113	$7,318,108 $2,996,248

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year.

(b)
The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) to the applicable reported Summary Compensation Table Total of the following: (i) the year-end
fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year. The 2020 through 2022 year-over-year values have been adjusted from last year’s disclosure to correct an inadvertent error. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Executive	Year End Fair Value of Equity Awards Granted in Covered Fiscal Year	Year over Year Change in Fair Value of Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year	Fair Value at End of Prior Fiscal Year of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year	Total Equity Award Adjustments

2023	PEO 1 PEO 2 Other NEO	$ 0 $ 502,506 $ 492,750	$ 0 $ 182,606 $ 196,151	$1,866,600 $ 0 $ 0	$ 863,120 $ 120,929 $ 122,347	$ 274,845 $ 62,140 $ 66,920	$3,004,565 $ 868,182 $ 878,168

2022	PEO 1 Other NEO	$1,000,726 $ 329,677	($2,337,449) ($ 900,655)	$ 0 $ 0	($ 475,028) ($ 189,744)	$ 0 $ 0	($1,811,750) ($ 760,722)

2021	PEO 1 Other NEO	$2,226,000 $ 667,800	$ 99,477 $ 43,683	$ 0 $ 0	$1,312,923 $ 392,135	$ 0 $ 0	$3,638,401 $1,103,618

2020	PEO 1 Other NEO	$3,200,793 $1,530,814	$2,180,289 $ 627,722	$ 0 $ 0	$ 357,581 $ 57,577	$ 0 $ 0	$5,738,663 $2,216,113

Non-PEO NEO Average Total Compensation Amount	$ 1,126,919	$ 1,492,460	$ 1,543,590	$ 1,113,160
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,420,347	(241,146)	1,714,588	2,996,248
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts reported in columns (c), (e) and (g) represent the amount of “compensation actually paid” to our PEO 1 (Mr. Stark), PEO 2 (Mr. Keirn) for 2023 only and our Other NEO (Mr. Hanson) as computed in accordance with Item 402(v) of Regulation
S-K
for each covered fiscal year, except Mr. Stark’s 2023 compensation actually paid reflects amounts paid under the Stark Separation Agreement – please refer to “
Executive Compensation—2023 Summary Compensation Table
” for more details. The dollar amounts do not reflect the actual amount of compensation earned or received by Messrs. Stark, Keirn or Hanson during the applicable fiscal year. Figures for compensation actually paid to our PEO 1 and Other NEO from 2020—2022 are different from the executive compensation disclosure reflected in our 2023 definitive proxy statement filed with the SEC on May 26, 2023 due to inadvertent miscalculations that excluded select equity awards that were outstanding at year end. In accordance with the of Item 402(v) of Regulation
S-K,
the following adjustments were made to total compensation for each fiscal year to determine the “compensation actually paid” for PEO 1 and the Other NEO:

Year	Executive	Reported Summary Compensation Table Total	Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table (a)	Equity Award Adjustments (b)	Compensation Actually Paid

2023	PEO 1 PEO 2 Other NEO	$6,443,582 $1,213,481 $1,126,919	$1,703,400 $ 460,658 $ 450,900	$3,004,565 $ 868,182 $ 878,168	$7,195,056 $1,496,725 $1,420,347

2022	PEO 1 Other NEO	$3,868,401 $1,492,460	$2,976,312 $ 972,884	($1,811,750) ($ 760,722)	($ 919,661) ($ 241,146)

2021	PEO 1 Other NEO	$3,913,187 $1,543,590	$2,743,000 $ 932,620	$3,638,401 $1,103,618	$4,808,588 $1,714,588

2020	PEO 1 Other NEO	$2,275,770 $1,113,160	$ 342,125 $ 333,025	$5,738,663 $2,216,113	$7,318,108 $2,996,248

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year.

(b)
The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) to the applicable reported Summary Compensation Table Total of the following: (i) the year-end
fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year. The 2020 through 2022 year-over-year values have been adjusted from last year’s disclosure to correct an inadvertent error. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Executive	Year End Fair Value of Equity Awards Granted in Covered Fiscal Year	Year over Year Change in Fair Value of Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year	Fair Value at End of Prior Fiscal Year of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year	Total Equity Award Adjustments

2023	PEO 1 PEO 2 Other NEO	$ 0 $ 502,506 $ 492,750	$ 0 $ 182,606 $ 196,151	$1,866,600 $ 0 $ 0	$ 863,120 $ 120,929 $ 122,347	$ 274,845 $ 62,140 $ 66,920	$3,004,565 $ 868,182 $ 878,168

2022	PEO 1 Other NEO	$1,000,726 $ 329,677	($2,337,449) ($ 900,655)	$ 0 $ 0	($ 475,028) ($ 189,744)	$ 0 $ 0	($1,811,750) ($ 760,722)

2021	PEO 1 Other NEO	$2,226,000 $ 667,800	$ 99,477 $ 43,683	$ 0 $ 0	$1,312,923 $ 392,135	$ 0 $ 0	$3,638,401 $1,103,618

2020	PEO 1 Other NEO	$3,200,793 $1,530,814	$2,180,289 $ 627,722	$ 0 $ 0	$ 357,581 $ 57,577	$ 0 $ 0	$5,738,663 $2,216,113

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Company TSR
As demonstrated in the chart below, the amount of compensation actually paid to our PEOs and the Other NEO is generally aligned with our TS
R
. Given the weighting of equity-based compensation in our overall pay mix for the four covered fiscal years, our TSR performance materially impacted the compensation actually paid in 2023. The chart also compares our cumulative TSR to the cumulative TSR of our selected peer group for the four covered fiscal years.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The chart below illustrates the correlation between compensation actually paid to our PEOs and the Other NEO against the Company’s GAAP net income. Our increased 2023 net income was driven by market share gains for both the console headset gaming and simulation products, coupled with proactive expense management and lower freight costs and promotional spending.
We do not use net income as a financial performance measure in our executive compensation program, but there is an indirect correlation between our profitability and compensation actually paid through the impact of adjusted EBITDA performance on pay outcomes as a measure in both our annual incentive plan and performance stock unit plan (expressed as a percentage of revenue).

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted EBITDA
The chart below compares the compensation actually paid to our PEOs and the Other NEO with our adjusted EBITDA performance, the financial performance measure that, in our assessment, represents the most important financial performance measure used by us to link compensation actually paid to our PEOs and the Other NEO for the most recently completed fiscal year, to our performance. Our compensation actually paid correlated with our adjusted EBITDA, which increased based on similar factors as noted above impacting net income, as well as restructuring expenses, CEO transition costs and additional stock-based compensation expense associated with the acceleration of vesting of the former CEO’s equity awards.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid and Company TSR
As demonstrated in the chart below, the amount of compensation actually paid to our PEOs and the Other NEO is generally aligned with our TS
R
. Given the weighting of equity-based compensation in our overall pay mix for the four covered fiscal years, our TSR performance materially impacted the compensation actually paid in 2023. The chart also compares our cumulative TSR to the cumulative TSR of our selected peer group for the four covered fiscal years.

Tabular List, Table
Financial Performance Measures
Our executive compensation program is designed to motivate our executive officers to achieve short-term and long-term results that are in the best interests of our stockholders and a long-term commitment to the Company. A significant portion of our compensation is in the form of incentive compensation, including equity-based awards, tied to rigorous financial and strategic goals. For the most recently completed fiscal year, our most important performance measures, in no particular order, were:

•	Adjusted EBITDA

•	Net Revenues

•	Console Headset Market Share

•	Next Fiscal Year Revenue Growth

Total Shareholder Return Amount	$ 116	76	236	228
Peer Group Total Shareholder Return Amount	116	99	143	118
Net Income (Loss)	$ (17,679,000)	$ (59,546,000)	$ 17,721,000	$ 38,746,000
Company Selected Measure Amount	6,494,000	(29,889,000)	36,585,000	61,448,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Refers to adjusted EBITDA, a
non-GAAP
financial measure, which is defined in our Annual Report on Form
10-K
as net income (loss) before interest, taxes, depreciation and amortization, stock-based compensation
(non-cash)
and certain
non-recurring
	special items that we believe are not representative of core operations.
Measure:: 2
Pay vs Performance Disclosure
Name	Net Revenues
Measure:: 3
Pay vs Performance Disclosure
Name	Console Headset Market Share
Measure:: 4
Pay vs Performance Disclosure
Name	Next Fiscal Year Revenue Growth
Juergen Stark [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,443,582	$ 3,868,401	$ 3,913,187	$ 2,275,770
PEO Actually Paid Compensation Amount	$ 7,195,056	(919,661)	4,808,588	7,318,108
PEO Name	Juergen Stark
Cris Keirn [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,213,481
PEO Actually Paid Compensation Amount	$ 1,496,725
PEO Name	Cris Keirn
PEO | Juergen Stark [Member] | Reported Grant Date Fair Value of Equity Awards in Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,703,400	2,976,312	2,743,000	342,125
PEO | Juergen Stark [Member] | Equity Award Adjustments( [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,004,565	(1,811,750)	3,638,401	5,738,663
PEO | Juergen Stark [Member] | Year End Fair Value of Equity Awards Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,000,726	2,226,000	3,200,793
PEO | Juergen Stark [Member] | Year over Year Change in Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(2,337,449)	99,477	2,180,289
PEO | Juergen Stark [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,866,600	0	0	0
PEO | Juergen Stark [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	863,120	(475,028)	1,312,923	357,581
PEO | Juergen Stark [Member] | Fair Value at End of Prior Fiscal Year of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	274,845	0	0	0
PEO | Cris Keirn [Member] | Reported Grant Date Fair Value of Equity Awards in Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	460,658
PEO | Cris Keirn [Member] | Equity Award Adjustments( [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	868,182
PEO | Cris Keirn [Member] | Year End Fair Value of Equity Awards Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	502,506
PEO | Cris Keirn [Member] | Year over Year Change in Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	182,606
PEO | Cris Keirn [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Cris Keirn [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	120,929
PEO | Cris Keirn [Member] | Fair Value at End of Prior Fiscal Year of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,140
Non-PEO NEO | Reported Grant Date Fair Value of Equity Awards in Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	450,900	972,884	932,620	333,025
Non-PEO NEO | Equity Award Adjustments( [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	878,168	(760,722)	1,103,618	2,216,113
Non-PEO NEO | Year End Fair Value of Equity Awards Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	492,750	329,677	667,800	1,530,814
Non-PEO NEO | Year over Year Change in Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	196,151	(900,655)	43,683	627,722
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	122,347	(189,744)	392,135	57,577
Non-PEO NEO | Fair Value at End of Prior Fiscal Year of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 66,920	$ 0	$ 0	$ 0